Others - Financial instruments, movement of significant unobservable input level 3 (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Significant unobservable inputs
Transfers into level 3	$ 0	$ 0
Transfers out of level 3	$ 0	$ 0